Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 778	$ 668
Deposits	77	69
Grants receivable	89	308
Prepaid expenses and other	741	1,455
Total	$ 1,685	$ 2,500